Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	3,857,906	5,121,384	3,460,459
Common stock, shares outstanding	3,857,906	5,121,384	3,460,459